Share capital and share-based payments - (Details 1) - RSU - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,630,423	1,380,085
Granted	898,857	1,356,418
Exercised	(695,174)	(700,698)
Forfeited	(425,048)	(405,382)
Outstanding, end of period	1,409,058	1,630,423